Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Accounting - The accompanying financial statements have been prepared under the accrual basis of accounting.
Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and the disclosures at the date of financial statements. Actual results could differ from those estimates.
Risks and Uncertainties - The Plan utilizes various investment instruments, including common stock, mutual funds, guaranteed investment contracts and collective trusts. Investments, in general, are exposed to various risks, such as interest rate risk, credit risk, liquidity and overall market volatility. Due to the level of risk associated with certain investments, it is reasonably possible that changes in the values of investments will occur in the near term and that such changes could materially affect the values of Members' account balances and the amounts reported in the financial statements.
Investment Valuation and Income Recognition - The Plan’s investments, other than fully benefit-responsive contracts, are measured at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. an exit price). A more detailed description of the individual types of securities held in the Master Trust and their valuation methods can be found in Note 4.
Contract value is the relevant measure for the Plan's fully benefit-responsive investment contracts, because contract value is the amount Members generally receive when executing transactions under the terms of the contract and Plan provisions.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plan's gains and losses on investments bought and sold as well as held during the year.
Contributions Receivable - The Plan accrues contributions receivable based upon payroll deferrals and Company contributions during the Plan year that were not yet deposited as of the end of the year.
Distributions to Members - Payments to Members are recorded upon distribution. There were no Members who elected to withdraw from the Plan, but had not yet been paid at December 31, 2025 and 2024.
Notes Receivable from Members - Notes Receivable from Members are recorded at their unpaid principal balance plus any accrued but unpaid interest with no allowance for credit losses as repayments of principal and interest are received through payroll deductions, and the loans are collateralized by the Members' accounts.
In the event that a Member fails to make timely loan repayments, the loan may be considered to be in default. In the event default is declared, the outstanding loan balance and any accrued interest may be treated as a withdrawal prior to termination of employment, subject to the withdrawal provisions outlined in the Plan document, and may be determined to be a fully taxable distribution from the Plan.
The financial statements include delinquent loan balances until specifically written off. Form 5500 reflects the delinquent loans as distributions. See Note 9 for the reconciliation of the Plan's financial statements to Form 5500.